Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

19. Share-based compensation

Stock options

On December 9, 2016, the Board of Directors of Qudian Inc. approved the 2016 Equity Incentive Plan (the “2016 Plan”). All the share options granted under the 2016 Plan were vested over 3 to 5 years. The 2016 Plan expires 10 years from the date of the grant. The Company reserved 1,000,000 shares for issuance under the 2016 Plan. The exercise price for such options is RMB 0.0006 (US$ 0.0001) per share.

The Company has set up the Share Based Payment Trust for the purpose of holding options awarded to certain employees and underlying shares before they are exercised as instructed by the employees. Shares options held by Share Based Payment Trust are legally outstanding upon satisfaction of vesting conditions.

The Company estimated the fair value of the options based on the quoted share price at grant date. Due to the options’ di minimis exercise price, the various assumptions used in the binomial option pricing model will not have a material impact in the calculation of the fair value of the options.

The Company recognized compensation cost for the share options on a graded vesting basis. The total share-based compensation expenses recognized by the Company for the share option granted were RMB 24,053,760, RMB 4,935,782 and RMB 2,257,795 (US$ 309,317) for the years ended December 31, 2022, 2023 and 2024, respectively.

A summary of share option activities under the 2016 Plan for the years ended December 31, 2023 and 2024 is as follows:

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2022	9,461,786	—	17.26	5.31	61,990,313
Exercised	(274,925)	—	11.12	—	3,601,562
Forfeited	(12,500)	—	19.86	—	—
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Exercised	(254,326)	—	28.02	2.93	3,938,396
Forfeited	—	—	—	—	—
Balance, December 31, 2024	8,920,035	—	33.17	3.42	183,603,721
Vested and Exercisable as of December 31, 2024	8,920,035	—	33.17	3.42	183,603,721

19. Share-based compensation - continued

Stock options - continued

The aggregate intrinsic value in the table above represents the difference between the exercise price and the Company’s closing stock price on the last trading day in 2022, 2023 and 2024, respectively. The total intrinsic value of options exercised for the years ended December 31, 2022, 2023 and 2024 was RMB 2,023,265, RMB 3,056,001 and RMB 3,938,396 (US$ 539,558) respectively. The total fair value of shares vested during the years ended December 31, 2022, 2023 and 2024 was RMB 50,943,916, RMB 29,797,645 and RMB 2,257,960 (US$ 309,339), respectively.

For the years ended December 31, 2022, 2023 and 2024, the Company allocated share-based compensation expense as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Sales and marketing	527,537	265,862	299,806	41,073
General and administrative	21,102,104	4,649,664	1,754,168	240,320
Research and development	2,424,119	20,256	203,821	27,924
	24,053,760	4,935,782	2,257,795	309,317